Events after the reporting period (Narrative) (Detail) - Russia's invasion of Ukraine $ in Millions	Dec. 31, 2021 USD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Table]
Country risk exposure to Russia	$ 600
Net assets, OOO UBS Bank	51
Exposure to Russia through Lombard collateral and other secured financing, as of 3 March 2022.	200
Russia loans subject to sanctions, as of 3 March 2022	10
UBS AG
Disclosure Of Nonadjusting Events After Reporting Period [Table]
Country risk exposure to Russia	600
Net assets, OOO UBS Bank	51
Exposure to Russia through Lombard collateral and other secured financing, as of 3 March 2022.	200
Russia loans subject to sanctions, as of 3 March 2022	$ 10